Chartered-in Vessels (Tables)	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
Obligations related to Finance Leases	Obligations related to Finance Leases

	September 30, 2020	December 31, 2019
	$	$
Total obligations related to finance leases	1,358,485	1,410,904
Less current portion	(71,441)	(69,982)
Long-term obligations related to finance leases	1,287,044	1,340,922

Commitments related to Finance Leases
As at September 30, 2020, the remaining commitments related to the financial liabilities of these nine LNG carriers, including the amounts to be paid for the related purchase obligations, approximated $1.8 billion, including imputed interest of $417.7 million, repayable through 2034, as indicated below:

Commitments as at
Year	September 30, 2020
Remainder of 2020	$34,831
2021	$138,601
2022	$136,959
2023	$135,459
2024	$132,011
Thereafter	$1,198,366